Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

6. RELATED PARTY TRANSACTIONS

In support of the Company’s efforts and cash requirements, it may rely on advances from stockholders until such time as the Company can support its operations through revenue generation or attain adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by stockholders. Amounts represent advances or amounts paid in satisfaction of liabilities.

The Company’s office premises were provided to it at no cost by one of its directors. The Company’s director did not take any fees for serving as director during the year ended December 31, 2017.

In October 2017, the Company signed an agreement with a company in which the Company’s Chairman is a director, officer, and 30.5% shareholder, to provide strategic management services. The agreement is for a two-year term that will automatically be renewed unless: (i) mutually agreed to by BIG and us, or (ii) written notice of non-renewal is provided by the non-renewing party to the other at least 90 days prior to the end of the term. This agreement committed the Company to pay $35,000 a month and a signing bonus of $100,000 payable as follows: (i) $50,000 upon closing of up to $750,000 of equity financing and (ii) $50,000 payable on signing of the first client agreement. As of December 31, 2017, the Company had trade and other payables owing to this related party of $51,616.

Future minimum payments per the agreement are:

2018	$470,000
2019	350,000
Total	$820,000

On December 29, 2017, the Company signed a master service agreement with WENN Digital Inc. (“WENN”), a company in which there is a common director. The agreement was amended on March 15, 2018, pursuant to which the Company changed the scope of services to provide WENN with the services in connection with WENN’s development of an image rights management and protection platform (the “Platform”) using blockchain technology, including (i) the business development and technical services, (ii) the business launch services and (iii) the post-business launch support services.

The business services agreement with WENN provides that the fees for the services provided in connection with the development and launch of the Platform (the business development and technical services and business launch services) were deemed earned on the date of execution of the business services agreement. The Company has waived WENN’s requirement to pay the $250,000 fixed fee in connection with the business development and technical services as a concession. The Company has recognized the business development and technical services fee of $500,000 during the year ended December 31, 2017, which WENN paid in January 2018 upon the completion of its first round of pre-ICO fundraising.

The fees for the post-business launch support services (the “Monthly Services”) are $35,000 per month and they will be due at the beginning of each month in which the Monthly Services are performed. With respect to the Monthly Services, the Company has agreed to provide the Monthly Services for one year commencing on the date of the Platform Launch (as defined below), after which the business services agreement and the provision of the Monthly Services will automatically renew for a one year period and can be terminated by either our company or WENN with 30 days’ written notice. “Platform Launch” means the publicized product launch of the Platform to the general public, including the ability of the general public to use Tokens as the primary means of exchange for transactions on the Platform.

In addition, the business services agreement with WENN provides that the work fee in the amount of $4,175,000 is deemed earned on March 15, 2018 and the work fee is subject to a Renegotiation Obligation (as defined below). The business services agreement with WENN also provides that the additional fee of rights to receive an aggregate of 20,000,000 Platform tokens or coins (the “Tokens”) pursuant to a Simple Agreement for Future Tokens is also deemed earned on the date of execution of the business services agreement and the additional fee is subject to a Renegotiation Obligation. However, for financial reporting purposes, the work fee and additional fee are deemed earned on the date of the launch of the Platform. If WENN does not raise more than $40 million in connection with its offer and sale for cash of (i) one or more Simple Agreements for Future Tokens (“SAFTs”), which SAFTs will entitle the holders thereof to receive Tokens under certain circumstances, and/or, (ii) Tokens, in the event that WENN determines to offer and sell Tokens in lieu of or in addition to SAFTs in connection with its fundraising efforts (collectively, the “WENN Offering”), prior to May 31, 2018, the Company will be required to return the work fees and additional fee to WENN and WENN and our company will be required to negotiate in good faith the amount of each of such fee (such requirement to negotiate is referred to herein as the “Renegotiation Obligation”).

The Company has agreed that WENN will not be responsible for any out-of-pocket expenses incurred by our company in connection with our performance of the services. In addition, the Company has agreed to pay, and otherwise be financially responsible for (including through the reimbursement of disbursements made by WENN and its affiliates), (i) all legal costs and expenses incurred by WENN, our company and any of their affiliates in connection with the WENN Offering; (ii) all business and travel expenses incurred by WENN, our company and any of their affiliates in connection the WENN Offering; and (iii) all fees and expenses incurred by WENN in connection with its conversion of cryptocurrencies into US dollars in connection with the WENN Offering, including bank, exchange and other similar fees and expenses. WENN will have the right to deduct any such amounts from the fees otherwise payable by it to our company and apply such deducted amounts to the payments to our company.

The business services agreement will continue for a period of one year unless earlier terminated by either our company or WENN.

Either the Company or WENN may terminate the business services agreement upon the provision of 30 days’ written notice to the other party. If the Company provides such notice, WENN may immediately terminate the business services agreement and the Company will be entitled to no further compensation except for any fees earned prior to the date of the termination. If WENN provides such notice, the Company may immediately terminate the business services agreement and will be entitled to no further compensation, except for the following lump sum payments: (i) any fees earned to the effective date of termination; and (ii) a lump sum payment of $105,000.

For the purpose of determining our fees earned to the date of the termination in the event that either party terminates the business services agreement, all fees for services in connection with the development and launch of the Platform (the business development and technical services and business launch services) and the additional fee of rights to receive an aggregate of 20,000,000 Tokens are deemed earned on the date of execution of the business services agreement and the work fee is deemed earned as of March 15, 2018. However, the work fees and additional fee are subject to the Renegotiation Obligation. As such, our work fee and additional fee are not determinable or deemed collectible for the financial reporting purposes until the WENN Offering is completed or, if applicable, those fees are renegotiated pursuant to the Renegotiation Obligation.

The Company’s chairman and one of its directors, Cameron Chell, is a director, officer and an indirect shareholder of Business Instincts Group Inc. which owns 10% of the common stock of WENN and he is also a director, officer and indirect shareholder of Blockchain Merchant Group, Inc. which owns 2.5% of the common stock of WENN and the Company owns 7.5% of the common stock of WENN. Mr. Chell is also a director, chairman, and officer of WENN. Mr. Elliott is a former officer of WENN.